Transactions in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure About The Transactions In Foreign Currency [Abstract]
Schedule of assets and liabilities
	2020	2019
	US$(000)	US$(000)
Assets
Cash and cash equivalents	15,356	993
Trade and other receivables	4,587	5,741
Advances to suppliers for work in progress	4,242	2,586
	24,185	9,320

Liabilities
Trade and other payables	(11,314)	(5,975)
Interest-bearing loans and borrowings	(149,612)	(157,263)
	(160,926)	(163,238)
Cross currency swap position	150,000	150,000

Net monetary position	13,259	(3,918)